Income Taxes (Details) - USD ($)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Income Taxes (Details) [Line Items]
Income tax rate		21.00%
Increase in valuation allowance		$ 8,100,000,000		$ 5,800,000,000
Net operating loss carryforwards		$ 83,400,000,000		51,300,000,000
Net federal operating loss carryforwards expire		2037
Operating loss carryforwards expiration period	20 years
Operating loss carryforwards expiration period		which will expire beginning in the year 2037.	expire in 2031
Unrecognized tax benefits		$ 2,600,000,000		1,500,000,000
Payroll tax receivable		$ 980,000,000		980,000,000
Shares (in Shares)		50,000
Increase decrease In valuation allowance			$ 18,428		$ 2,033
Federal Research and Development Credit Carryforward [Member]
Income Taxes (Details) [Line Items]
Operating loss carryforwards expiration period		which begin to expire in 2038
Credit carryforward amount		$ 2,200,000,000		700,000,000
California Research and Development Credit Carryforward [Member]
Income Taxes (Details) [Line Items]
Credit carryforward amount		4,200,000,000		3,000,000,000
Federal [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards		81,300,000,000		49,200,000,000
State and local
Income Taxes (Details) [Line Items]
Net operating loss carryforwards		$ 33,300,000	$ 80,757	$ 44,100,000,000
Shares (in Shares)			128,839
U.S. federal [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforwards			$ 254,433
Shares (in Shares)			125,594